Bank credit lines, loan facilities and notes - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	May 08, 2024
Debt Instrument [Line Items]
Total debt	$ 3,400,000	$ 3,416,688
Less current portion of debt	0	(529,762)
Total long-term debt	3,400,000	2,886,926
Less debt issuance costs and debt discount	(20,893)	(14,310)
Total long-term debt, net	$ 3,379,107	2,872,616
Senior Term Loans 5.672% due July 2028
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.672%
Senior Notes 2.875% due July 2026 (the "2026 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%
Senior Notes 5.809% due May 2027 (1) (the "May 2027 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.809%
Senior Notes 5.849% due May 2029 (1) (the "May 2029 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.849%
Senior Notes 5.064% due August 2029 (2) (the "August 2029 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.064%
Senior Notes 5.421% due August 2031 (2) (the "August 2031 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.421%
Senior Notes 6.000% due May 2034 (1) (the "May 2034 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.00%
Senior Notes 5.995% due August 2036 (2) (the "August 2036 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.995%
Secured Debt | Senior Term Loans 5.672% due July 2028
Debt Instrument [Line Items]
Total debt	$ 0	916,688
Senior Secured Notes | Senior Notes 2.875% due July 2026 (the "2026 Notes")
Debt Instrument [Line Items]
Total debt	0	500,000
Senior Secured Notes | Senior Notes 5.809% due May 2027 (1) (the "May 2027 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)			5.809%
Total debt	0	750,000
Senior Secured Notes | Senior Notes 5.849% due May 2029 (1) (the "May 2029 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)			5.849%
Total debt	750,000	750,000
Senior Secured Notes | Senior Notes 5.064% due August 2029 (2) (the "August 2029 Notes")
Debt Instrument [Line Items]
Total debt	500,000	0
Senior Secured Notes | Senior Notes 5.421% due August 2031 (2) (the "August 2031 Notes")
Debt Instrument [Line Items]
Total debt	1,000,000	0
Senior Secured Notes | Senior Notes 6.000% due May 2034 (1) (the "May 2034 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)			6.00%
Total debt	500,000	500,000
Senior Secured Notes | Senior Notes 5.995% due August 2036 (2) (the "August 2036 Notes")
Debt Instrument [Line Items]
Total debt	$ 650,000	$ 0